Monarch Investment	12 Months Ended
Dec. 31, 2013
Monarch Investment
Monarch Investment

9. Monarch Investment

        On May 7, 2013, the Company entered into a marketing agreement with Monarch Natural Gas, LLC ("Monarch"), a company related through common ownership, for the sale to Monarch of natural gas produced from certain properties. In connection with that agreement, Monarch issued to the Company equity interests in its parent, Monarch Natural Gas Holdings, LLC, having an estimated fair value of $15.0 million. Contemporaneous with the execution of the marketing agreement and the issuance of the equity interests, the Company distributed 67% or $10 million of the Monarch equity interests to the Company's owners pro rata based on equity contributions and approximately 16% of the interests to a member of management. The remaining approximately 17% of the equity interests were reserved for distribution to management through an incentive plan. The Company recognized $0.3 million of compensation expense during the year ended December 31, 2013 in connection with the incentive plan. In addition, the Company recorded deferred revenue of $15.0 million which is being amortized on an estimated units-of-production basis commencing in September 2013, the first month of production sales to Monarch. The Company amortized $0.5 million of the deferred revenue balance during the year ended December 31, 2013 and is recorded in other revenues on the Company's Consolidated Statement of Operations.